INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	As of September 30, 2014	As of September 30, 2013
	US$(’000)	US$(’000)
Land-use rights	$689	$690
Less: accumulated amortization	(78)	(58)
	$611	$632

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Estimated amortization expense relating to the existing intangible assets for the aggregated and each of the next five years and thereafter are as follows:

For the years ended	US$ (’000)
September 30, 2015	$20
September 30, 2016	20
September 30, 2017	20
September 30, 2018	20
September 30, 2019	20
Thereafter	511
Total	$611